Other Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses	¥ 955	$ 137	¥ 658
Advances to suppliers	964	138	1,686
Receivables from online payment agencies	585	84	892
Deposits	787	113	247
Licensed copyrights	1,225	176	1,176
Contract assets, net	1,876	269	1,415
Others	693	100	329
VAT Prepayments	1,605	231	436
Income tax prepayments	499	72	2
Total other current assets	9,189	1,320	6,841
Long-term prepaid expenses	4,176	599	5,331
Produced content, net	4,355	626	3,736
Others	276	39	710
Total other non-current assets	¥ 8,807	$ 1,264	¥ 9,777